Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Institutional Trust
Entity Central Index Key	0000925723
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000026761
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Ultrashort Fund
Class Name	Class A Shares
Trading Symbol	FGUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 1,468,479,068
Holdings Count | Holding	228
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,468,479,068
Number of Investments	228
Portfolio Turnover	12%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S Government Agency Securities	2.6%
U.S Treasury Securities	8.2%
Repurchase Agreements	24.0%
U.S Government Agency Mortgage-Backed Securities	63.8%

Material Fund Change [Text Block]
C000026763
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Ultrashort Fund
Class Name	Institutional Shares
Trading Symbol	FGUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,468,479,068
Holdings Count | Holding	228
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,468,479,068
Number of Investments	228
Portfolio Turnover	12%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S Government Agency Securities	2.6%
U.S Treasury Securities	8.2%
Repurchase Agreements	24.0%
U.S Government Agency Mortgage-Backed Securities	63.8%

Material Fund Change [Text Block]
C000168177
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Ultrashort Fund
Class Name	Class R6 Shares
Trading Symbol	FGULX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 1,468,479,068
Holdings Count | Holding	228
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,468,479,068
Number of Investments	228
Portfolio Turnover	12%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S Government Agency Securities	2.6%
U.S Treasury Securities	8.2%
Repurchase Agreements	24.0%
U.S Government Agency Mortgage-Backed Securities	63.8%

Material Fund Change [Text Block]
C000026762
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Ultrashort Fund
Class Name	Service Shares
Trading Symbol	FEUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 1,468,479,068
Holdings Count | Holding	228
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,468,479,068
Number of Investments	228
Portfolio Turnover	12%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S Government Agency Securities	2.6%
U.S Treasury Securities	8.2%
Repurchase Agreements	24.0%
U.S Government Agency Mortgage-Backed Securities	63.8%

Material Fund Change [Text Block]